Expense Example - Class K - BLACKROCK GLOBAL ALLOCATION FUND, INC. - Class K	Feb. 26, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 985